Shareholders' equity - Treasury shares (Details) - TOTAL SE	Jun. 30, 2020 shares
Treasury shares	28,706,598
Percentage of share capital represented by treasury shares	1.10%
Shares to be cancelled	23,284,409
Shares to be allocated as part of free share grant plans	5,422,189
2017 Plan
Shares to be allocated as part of free share grant plans	4,356,044
2018 Plan
Shares to be allocated as part of free share grant plans	1,001,529
Shares intended to be allocated to new share purchase options plans or to new share performance plans
Shares to be allocated as part of free share grant plans	64,616
Shares repurchased during Q4 2019
Shares to be cancelled	11,051,144
Shares repurchased during Q1 2020
Shares to be cancelled	12,233,265